Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024 [1]
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0008	$ 0.0008
Common stock, shares authorized	4,000,000,000	4,000,000,000
Common stock, shares outstanding	5,786,184	3,539,790
Common stock, shares issued	5,786,184	3,539,790

[1]	Shares and per share data as of December 31, 2024 are presented on a retroactive basis to give effect to the reverse stock split.